Business and Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 30, 2008	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business And Significant Accounting Policies Textual [Abstract]
Percentage of total revenue represented by TCEH		28.00%	29.00%	29.00%	33.00%	36.00%
Principal amount of transition bonds issued		$ 1,300,000,000		$ 1,300,000,000
Number of entities that would possibly be bankrupt		In the event of a bankruptcy of one or more of those entities		In the event of a bankruptcy of one or more of those entities
Percentage of equity interest sold in the event of bankruptcy	19.75%
Maturity of cash equivalents				three months or less
Equity allowance for funds used during construction				$ 1,000,000	$ 0	$ 0
Allowance for funds used during construction				30 days
Oncor
Business And Significant Accounting Policies Textual [Abstract]
Percentage of membership interest owned by company		80.03%		80.03%
Texas Transmission
Business And Significant Accounting Policies Textual [Abstract]
Percentage of membership interest owned by company		19.75%		19.75%